Label	Element	Value
NexPoint Event Driven Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	NexPoint Event Driven Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of NexPoint Event Driven Fund (the “Event Driven Fund” or the “Fund”) is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples.
You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the “Reduced Sales Charges for Class A Shares” section on page 37 of the Fund’s Prospectus and the “Programs for Reducing or Eliminating Sales Charges” section on page 52 of the Fund’s Statement of Additional Information. Investors investing in the Fund through an intermediary should consult the Appendix to the Fund’s Prospectus, which includes information regarding financial intermediary-specific sales charges and related discount policies that apply to purchases through certain specified intermediaries.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)3
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 168% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	168.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class A Shares bought without an initial sales charge in accounts aggregating $500,000 or more at the time of purchase are subject to a 1.00% contingent deferred sales charge (“CDSC”) if the shares are sold within 18 months of purchase.Class C Shares are subject to a 1% CDSC for redemptions of shares within one year of purchase. This CDSC does not apply to redemptions under a systematic withdrawal plan.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the “Reduced Sales Charges for Class A Shares” section on page 37 of the Fund’s Prospectus and the “Programs for Reducing or Eliminating Sales Charges” section on page 52 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses have been restated from fiscal year amounts to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses differ from the ratios of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then sell or redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year, and (iii) operating expenses remain the same. Only the first year of each period in the Example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by primarily investing in equity, debt, and/or derivative securities of companies that the Adviser expects to benefit from an event catalyst. Specific event catalysts include, but are not limited to: mergers, acquisitions, tender offers, asset sales or divestitures, restructurings, spin-offs, refinancings, recapitalizations (the restructuring of a company’s debt and equity structure), reorganizations, or broader geopolitical, environmental or economic events that can impact specific industries or the economy as a whole. Catalyst driven investing also includes purchasing securities that may benefit from a company specific event (such as, but not limited to, earnings, investor days, product publications and other events which may be occurring in the industry the company operates in or in the broader economy). The Fund may invest significantly in the common stock of and other interests (e.g., warrants) in special purpose acquisition companies or similar special purpose entities that pool funds to seek potential acquisition opportunities (collectively, “SPACs”). Supplementally, the Fund notes that as SPACs represent a new and evolving area of the financial industry, the noted disclosure is designed to provide flexibility for the Fund to react to innovative structures that cannot be known at this time that may operate in all material respects as a SPAC without being named a SPAC. A SPAC investment typically represents an investment in a special purpose vehicle that seeks to identify and effect an acquisition of, or merger with, an operating company in a particular industry or sector. During the period when management of the SPAC seeks to identify a potential acquisition or merger target, typically most of the capital raised for that purpose (less a portion retained to cover expenses) is invested in income-producing investments. The Fund may invest in SPACs for a variety of investment purposes, including to achieve income. Some SPACs provide the opportunity for common shareholders to have some or all of their shares redeemed by the SPAC at or around the time a proposed merger or acquisition is expected to occur. The Fund may sell its investments in SPACs at any time, including before, at or after the time of a merger or acquisition. There is no limit on the portion of the Fund that may be invested in SPACs. Although the Fund’s allocation to different investment strategies and investment types changes over time, the Fund may have a significant percentage of its assets invested in SPACs.
The Fund may purchase the securities of companies that are involved in, or expected to be involved in, publicly announced mergers, takeovers and other corporate reorganizations, and use one or more arbitrage strategies in connection with the purchase. Although a variety of strategies may be employed depending upon the nature of the transaction, the most common merger-arbitrage strategy involves purchasing the shares of an announced acquisition target at a discount to their expected value upon completion of the acquisition. The size of this discount, known as the arbitrage “spread,” may represent the Fund’s potential profit on such an investment.
The Fund may invest in capital structure arbitrage, convertible arbitrage and volatility arbitrage. Capital structure arbitrage is an investment strategy that seeks to profit from relative pricing discrepancies between related securities, such as securities of different classes issued by the same issuer. For example, when the Adviser believes that unsecured securities are overvalued in relation to senior secured securities of the same issuer, the Fund may purchase senior secured securities of the issuer and take a short position in the unsecured securities of the same issuer. In this example, the trade may be profitable if credit quality spreads widen or if the issuer goes bankrupt and the recovery rate for the senior debt is higher than the expectations implicit in the prices of the securities at the time the Fund established its positions. Another example might involve the Fund purchasing one class of common stock while selling short a different class of common stock of the same issuer. Convertible arbitrage is a strategy that seeks to profit from mispricings between an issuer’s convertible securities and the underlying equity securities. A common convertible arbitrage approach matches a long position in a convertible security with a short position in the underlying common stock when an investor believes the convertible security is undervalued relative to the value of the underlying equity security. In such a case, the investor may seek to sell short shares of the underlying common stock in order to hedge exposure to the issuer of the equity securities. Convertible arbitrage positions may be designed to earn income from coupon or dividend payments on the investment in the convertible securities. Volatility arbitrage is a trading strategy that aims to profit from the difference between the forecasted price volatility of an asset, and the implied volatility of options based on that asset. The Fund may invest in securities of issuers that in the opinion of the Adviser may become subject to a change of control fight. These would typically be proxy fights by minority investors seeking to have their representatives elected to the board of trustees or directors, often with the intention of replacing existing management or selling the company.
In implementing the Fund’s investment strategies, the Fund may invest in a wide variety of investments, such as equity securities of any kind, debt securities of any kind, including, among others, corporate debt obligations (including defaulted securities and obligations of distressed issuers), those that pay a fixed or floating rate of interest, warrants, convertible securities, master limited partnerships, derivative instruments of any kind, including options, futures, currency forwards and swaps. Derivative instruments may be used for hedging purposes, as a substitute for investments in the underlying securities, to increase or decrease exposure (leverage), or for the purpose of generating income. The Fund may also engage in forward commitments and reverse repurchase agreements.
The Fund may purchase fixed and floating rate income investments of any credit quality or maturity, including corporate bonds, bank debt and preferred securities. The Fund may invest in non‑investment‑grade debt securities (those rated BB+ or lower by S&P, or comparably rated by another nationally recognized statistical rating organization (NRSRO)), unrated investments of comparable quality, commonly referred to as “high yield” or “junk” bonds. These securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality investments. This strategy may be utilized by the Adviser to generate income, to diversify the Fund’s investments or for other investing purposes.
The Fund may employ a variety of hedging strategies to seek to protect against issuer-related risk, including selling short the securities of the company that proposes to acquire the target company and/or the purchase and sale of put and call options. The success of the event-driven strategy depends on, among other things, the Adviser’s correct evaluation of the outcome of the opportunity because the Adviser typically seeks to establish one or more investment positions that will benefit from the completion of the merger, takeover, reorganization, or other event.
The Fund may also loan portfolio securities to earn income.
The Fund may invest in securities of companies without an identified change or event to hedge unwanted exposures to an industry or the market as a whole.
The Fund normally invests in both U.S. and non‑U.S. securities. Non‑U.S. securities may be denominated in either U.S. dollars or foreign currencies. The Fund may invest in securities of issuers of any market capitalization.
The Fund may invest in indexed and inverse securities, such as other investment companies, including ETFs, closed‑end funds and open‑end mutual funds. Those investments may be made for the purpose of, among other things, gaining or hedging market exposure, hedging exposure to a particular industry, sector or component of an event-driven opportunity, or managing the Fund’s cash position. In addition, the Fund may invest in ETFs and other investment companies as part of an event-driven opportunity if such an investment is otherwise consistent with the Fund’s principal investment strategies. For example, the Fund may take a position in a narrowly-based sector ETF as part of an investment thesis relating to how a regulatory event may affect companies operating in a particular sector or industry. The Fund also may invest its assets (in the form of cash collateral from securities lending transactions) in one or more unaffiliated private funds that seek to comply with (but are not subject to) the credit quality and duration limits applicable to money market funds under applicable law.
The Fund may hold a significant portion of its assets in cash, money market investments, money market funds or other similar short-term investments for defensive purposes, to preserve the Fund’s ability to capitalize quickly on new market opportunities or for other reasons, such as because the Adviser has determined to obtain investment exposure through derivative instruments instead of direct cash investments. The Fund may also hold a significant amount of cash or short-term investments immediately after the closing of a number of transactions in which it has invested; this could occur at any time, including at calendar quarter or year ends. During periods when the Fund is so invested, its investment returns may be lower than if it were not so invested, and the Fund may not achieve its investment objective.
The Fund’s holdings may be adjusted at any time. The Adviser may sell securities at any time, including if the Adviser’s evaluation of the risk/reward ratio is no longer favorable, in order to take advantage of what the Adviser considers to be a better investment opportunity, when the Adviser believes the investment no longer represents a relatively attractive investment opportunity, or when the Adviser perceives deterioration in the credit fundamentals of the issuer.
The Fund is a non-diversified fund as defined in the 1940 Act, which means that it may invest in a smaller number of issuers than a diversified fund and may invest more of its assets in the securities of a single issuer.
The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. No assurance can be given that the Fund will achieve its investment objective, and investment results may vary substantially over time and from period to period. An investment in the Fund is not appropriate for all investors.
An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Each risk summarized below is a principal risk of investing in the Fund and different risks may be more significant at different times depending upon market conditions or other factors.

Merger Arbitrage and Event-Driven Risk is the risk that the Adviser’s evaluation of the outcome of a proposed event, whether it be a merger, reorganization, regulatory issue or other event, will prove incorrect and that the Fund’s return on the investment will be negative. Even if the Adviser’s judgment regarding the likelihood of a specific outcome proves correct, the expected event may be delayed or completed on terms other than those originally proposed, which may cause the Fund to lose money. The Fund’s expected gain on an individual arbitrage investment is normally considerably smaller than the possible loss should the transaction be unexpectedly terminated. The Fund’s principal investment strategies are not specifically designed to benefit from general appreciation in the equity markets or general improvement in the economic conditions in the global economy. Accordingly, the Fund may underperform the broad equity markets under certain market conditions, such as during periods when there has been rapid appreciation in the equity markets. The Fund may also underperform the broad equity markets if it holds a significant portion of its assets in cash and money market instruments for an extended period of time due to a lack of merger arbitrage opportunities.
Equity Securities Risk is the risk that stock prices will fall over short or long periods of time. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of bankruptcy. In addition to these risks, preferred stock and convertible securities are also subject to the risk that issuers will not make payments on securities held by the Fund, which could result in losses to the Fund. The credit quality of preferred stock and convertible securities held by the Fund may be lowered if an issuer’s financial condition changes, leading to greater volatility in the price of the security.
Special Purpose Acquisition Companies Risk is the risk that the Fund may invest in stock of, warrants to purchase stock of, and other interests in special purpose acquisition companies or similar special purpose entities that pool funds to seek potential acquisition opportunities (collectively, “SPACs”). Because SPACs and similar entities have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, which are typically traded in the over-the-counter market, may be considered illiquid and/or may be subject to restrictions on resale. An investment in a SPAC is subject to a variety of risks, including that (i) a significant portion of the monies raised by the SPAC for the purpose of identifying and effecting an acquisition or merger may be expended during the search for a target transaction; (ii) an attractive acquisition or merger target may not be identified at all and the SPAC will be required to return any remaining monies to shareholders; (iii) any proposed merger or acquisition may be unable to obtain the requisite approval, if any, of SPAC shareholders; (iv) an acquisition or merger once effected may prove unsuccessful and an investment in the SPAC may lose value; (v) the warrants or other rights with respect to the SPAC held by the Fund may expire worthless or may be repurchased or retired by the SPAC at an unfavorable price; (vi) the Fund will be delayed in receiving any redemption or liquidation proceeds from a SPAC to which it is entitled; (vii) an investment in a SPAC may be diluted by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC; (viii) no or only a thinly traded market for shares of or interests in a SPAC may develop, leaving the Fund unable to sell its interest in a SPAC or to sell its interest only at a price below what the Fund believes is the SPAC interest’s intrinsic value; and (ix) the values of investments in SPACs may be highly volatile and may depreciate significantly over time.
Convertible Securities Risk is the risk that the market value of convertible securities may fluctuate due to changes in, among other things, interest rates; other economic conditions; industry fundamentals; market sentiment; the issuer’s operating results, financial statements, and credit ratings; and the market value of the underlying common or preferred stock.
Counterparty Risk is the risk that a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.
Credit Risk is the risk that the issuers of certain securities or the counterparties of a derivatives contract or repurchase contract might be unable or unwilling (or perceived as being unable or unwilling) to make interest and/or principal payments when due, or to otherwise honor its obligations. Debt securities are subject to the risk of non‑payment of scheduled interest and/or principal. Non‑payment would result in a reduction of income to the Fund, a reduction in the value of the obligation experiencing non‑payment and a potential decrease in the net asset value (“NAV”) of the Fund.
Currency Risk is the risk that fluctuations in exchange rates will adversely affect the value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.
Debt Securities Risk is the risk associated with the fact that the value of debt securities typically changes in response to various factors, including, by way of example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. During periods of rising interest rates, debt securities generally decline in value. Conversely, during periods of falling interest rates, debt securities generally rise in value. This kind of market risk is generally greater for funds investing in debt securities with longer maturities.
Derivatives Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument may not correlate well with the performance of the securities or asset class to which the Fund seeks exposure, (2) derivative contracts, including options, may expire worthless and the use of derivatives may result in losses to the Fund, (3) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, (4) derivatives not traded on an exchange may be subject to credit risk, for example, if the counterparty does not meet its obligations (see also “Counterparty Risk”), and (5) derivatives not traded on an exchange may be subject to liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. As a general matter, when the Fund establishes certain derivative instrument positions, such as certain futures, options and forward contract positions, it will segregate liquid assets (such as cash, U.S. Treasury bonds or commercial paper) equivalent to the Fund’s outstanding obligations under the contract or in connection with the position. In addition, changes in laws or regulations may make the use of derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the use, value or performance of derivatives. The Fund’s ability to pursue its investment strategy, including its strategy of investing in certain derivative instruments, may be limited to or adversely affected by the Fund’s intention to qualify as a RIC, and its strategy may bear adversely on its ability to so qualify.
Exchange-Traded Funds (“ETF”) Risk is the risk that the price movement of an ETF may not exactly track the underlying index and may result in a loss. In addition, shareholders bear both their proportionate share of the Fund’s expenses and indirectly bear similar expenses of the underlying investment company when the Fund invests in shares of another investment company.
Fixed Income Market Risk is the risk that fixed income markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity. During those periods, the Fund may experience increased levels of shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices. Fixed income securities may be difficult to value during such periods.
Hedging Risk is the risk that, although intended to limit or reduce investment risk, hedging strategies may also limit or reduce the potential for profit. There is no assurance that hedging strategies will be successful.
High Yield Debt Securities Risk is the risk that below investment grade securities or unrated securities of similar credit quality (commonly known as “high yield securities” or “junk securities”) are more likely to default than higher rated securities. The Fund’s ability to invest in high-yield debt securities generally subjects the Fund to greater risk than securities with higher ratings. Such securities are regarded by the rating organizations as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. The market value of these securities is generally more sensitive to corporate developments and economic conditions and can be volatile. Market conditions can diminish liquidity and make accurate valuations difficult to obtain.
Illiquid and Restricted Securities Risk is the risk that the Adviser may not be able to sell illiquid or restricted securities, such as securities issued pursuant to Rule 144A of the Securities Act of 1933, at the price it would like or may have to sell them at a loss. Securities of non‑U.S. issuers, and emerging or developing markets securities in particular, are subject to greater liquidity risk.
Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. When interest rates decline, the value of fixed rate securities already held by the Fund can be expected to rise. Conversely, when interest rates rise, the value of existing fixed rate portfolio securities can be expected to decline. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.
Leverage Risk is the risk associated with the use of leverage for investment purposes to create opportunities for greater total returns. Any investment income or gains earned with respect to the amounts borrowed that are in excess of the interest that is due on the borrowing will augment the Fund’s income. Conversely, if the investment performance with respect to the amounts borrowed fails to cover the interest on such borrowings, the value of the Fund’s shares may decrease more quickly than would otherwise be the case. Interest payments and fees incurred in connection with such borrowings will reduce the amount of net income available for payment to Fund shareholders.
Liquidity Risk is the risk that low trading volume, lack of a market maker, large position size, or legal restrictions
(including daily price fluctuation limits or “circuit breakers”) limits or prevents the Fund from selling particular securities or unwinding derivative positions at desirable prices. At times, a major portion of any portfolio security may be held by relatively few institutional purchasers. Even if the Fund considers such securities liquid because of the availability of an institutional market, such securities may become difficult to value or sell in adverse market or economic conditions.
Management Risk is the risk associated with the fact that the Fund relies on the Adviser’s ability to achieve its investment objective. The Adviser may be incorrect in its assessment of the intrinsic value of the companies whose securities the Fund holds, which may result in a decline in the value of Fund shares and failure to achieve its investment objective. The Fund’s portfolio managers use qualitative analyses and/or models. Any imperfections or limitations in such analyses and models could affect the ability of the portfolio managers to implement strategies.
Mid‑Cap Company Risk is the risk that investing in securities of mid‑cap companies may entail greater risks than investments in larger, more established companies. Mid‑cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.
MLP Risk is the risk of investing in MLP units, which involves some risks that differ from an investment in the equity securities of a company. The Fund may invest in MLP units. Holders of MLP units have limited control and voting rights on matters affecting the partnership. Holders of units issued by an MLP are exposed to a remote possibility of liability for all of the obligations of that MLP in certain instances. Holders of MLP units are also exposed to the risk that they will be required to repay amounts to the MLP that are wrongfully distributed to them. Additionally, a sustained reduced demand for crude oil, natural gas and refined petroleum products could adversely affect MLP revenues and cash flows and changes in the regulatory environment could adversely affect the profitability of MLPs. Investments in MLP units also present special tax risks. See “MLP Tax Risk” below.
MLP Tax Risk is the risk that the MLPs in which the Fund invests will fail to be treated as partnerships for U.S. federal income tax purposes. If an MLP does not meet current legal requirements to maintain its partnership status, or if it is unable to do so because of tax or other law changes, it would be treated as a corporation for U.S. federal income tax purposes. In that case, the MLP would be obligated to pay U.S. federal income tax (as well as state and local taxes) at the entity level on its taxable income and distributions received by the Fund would be characterized as dividend income to the extent of the MLP’s current and accumulated earnings and profits for federal tax purposes. The classification of an MLP as a corporation for U.S. federal income tax purposes could have the effect of reducing the amount of cash available for distribution by the MLP and the value of the Fund’s investment in any such MLP. As a result, the value of the Fund’s shares and the cash available for distribution to Fund shareholders could be reduced.
Non‑Diversification Risk is the risk that an investment in the Fund could fluctuate in value more than an investment in a diversified fund. As a non‑diversified fund for purposes of the 1940 Act, the Fund may invest a larger portion of its assets in the securities of fewer issuers than a diversified fund. The Fund’s investment in fewer issuers may result in the Fund’s shares being more sensitive to the economic results of those issuers. An investment in the Fund could fluctuate in value more than an investment in a diversified fund. This risk is particularly pronounced for the Fund, which from time to time may own a very small number of positions, each of which is a relatively large portion of the Fund’s portfolio.
Non‑U.S. Securities Risk is the risk associated with investing in non‑U.S. issuers. Investments in securities of non‑U.S. issuers involve certain risks not involved in domestic investments (for example, fluctuations in foreign exchange rates (for non‑U.S. securities not denominated in U.S. dollars); future foreign economic, financial, political and social developments; nationalization; exploration or confiscatory taxation; smaller markets; different trading and settlement practices; less governmental supervision; and different accounting, auditing and financial recordkeeping standards and requirements) that may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. In addition, certain investments in non‑U.S. securities may be subject to foreign withholding and other taxes on interest, dividends, capital gains or other income or proceeds. Those taxes will reduce the Fund’s yield on any such securities. See the “Taxation” section below.
Operational and Technology Risk is the risk that cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.
Options Risk is the risk associated with investments in options. Options, such as covered calls and covered puts, are subject to the risk that significant differences between the securities and options markets could result in an imperfect correlation between these markets.
Other Investment Companies Risk is the risk that when the Fund invests a portion of its assets in investment companies, including open-end funds, closed-end funds, ETFs and other types of investment companies, those assets will be subject to the risks of the purchased investment companies’ portfolio securities, and a shareholder in the Fund will bear not only his or her proportionate share of the Fund’s expenses, but also indirectly the expenses of the purchased investment companies. Risks associated with investments in closed-end funds also generally include market risk, leverage risk, risk of market price discount from NAV, risk of anti-takeover provisions and non-diversification.
Pandemics and Associated Economic Disruption An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally (“COVID‑19”). This coronavirus has resulted in the closing of borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general anxiety and economic uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks of disease, such as the coronavirus, may exacerbate other pre‑existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the global economy, as well as the economies of individual countries, individual companies and the market in general in significant and unforeseen ways. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, and impact the Fund’s ability to complete repurchase requests. Any such impact could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests, lines of credit available to the Fund and may lead to losses on your investment in the Fund. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.
Portfolio Turnover Risk is the risk that the Fund’s high portfolio turnover will increase the Fund’s transaction costs and may result in increased realization of net short-term capital gains (which are taxable to shareholders as ordinary income when distributed to them), higher taxable distributions and lower after‑tax performance.
Prepayment Risk is the risk that during periods of falling interest rates, issuers of debt securities may repay higher rate securities before their maturity dates. This may cause the Fund to lose potential price appreciation and to be forced to reinvest the unanticipated proceeds at lower interest rates. This may adversely affect the NAV of the Fund’s shares.
Risk of Substantial Redemptions is the risk that if substantial numbers of shares in the Fund were to be redeemed at the same time or at approximately the same time, the Fund might be required to liquidate a significant portion of its investment portfolio quickly to meet the redemptions. The Fund might be forced to sell portfolio securities at prices or at times when it would otherwise not have sold them.
Securities Lending Risk. The Fund may make secured loans of its portfolio securities. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the Fund, and will adversely affect performance. Also, there may be delays in recovery of securities loaned, losses in the investment of collateral, and loss of rights in the collateral should the borrower of the securities fail financially while holding the security.
Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously. Many factors can affect this value and you may lose money by investing in the Fund.
Short Sales Risk is the risk of loss associated with any appreciation on the price of a security borrowed in connection with a short sale. The Fund may engage in short sales that are not made “against‑the‑box,” which means that the Fund may sell short securities even when they are not actually owned or otherwise covered at all times during the period the short position is open. Short sales that are not made “against‑ the‑box” involve unlimited loss potential since the market price of securities sold short may continuously increase.
Small‑Cap Company Risk is the risk that investing in the securities of small‑cap companies either directly or indirectly through investments in ETFs, closed‑end funds or mutual funds (“Underlying Funds”) may pose greater market and liquidity risks than larger, more established companies, because of limited product lines and/or operating history, limited financial resources, limited trading markets, and the potential lack of management depth. In addition, the securities of such companies are typically more volatile than securities of larger capitalization companies.
Special Situations Risk is the risk that the Fund may seek to benefit from “special situations,” such as mergers, acquisitions, consolidations, bankruptcies, liquidations, reorganizations, recapitalizations, spin-offs, divestitures, restructurings, tender or exchange offers or other unusual events expected to affect a particular issuer. Investing in special situations carries the risk that certain of such situations may not happen as anticipated or the market may react differently than expected to such situations. The securities of companies involved in special situations may be more volatile than other securities, may at times be illiquid, or may be difficult to value. Certain special situations carry the additional risks inherent in difficult corporate transitions and the securities of such companies may be more likely to lose value than the securities of more stable companies.
Swaps Risk involves both the risks associated with an investment in the underlying investments or instruments (including equity investments) and counterparty risk. In a standard over‑the‑counter (“OTC”) swap transaction, two parties agree to exchange the returns, differentials in rates of return or some other amount calculated based on the “notional amount” of predetermined investments or instruments, which may be adjusted for an interest factor. Swaps can involve greater risks than direct investments in securities, because swaps may be leveraged and OTC swaps are subject to counterparty risk (e.g., the risk of a counterparty’s defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Swaps may also be considered illiquid. Certain swap transactions, including certain classes of interest rate swaps and credit default swaps, may be subject to mandatory clearing and exchange trading, although the swaps in which the Fund will invest are not currently subject to mandatory clearing and exchange trading. The use of swaps is a highly specialized activity which involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non‑Diversification Risk is the risk that an investment in the Fund could fluctuate in value more than an investment in a diversified fund. As a non‑diversified fund for purposes of the 1940 Act, the Fund may invest a larger portion of its assets in the securities of fewer issuers than a diversified fund. The Fund’s investment in fewer issuers may result in the Fund’s shares being more sensitive to the economic results of those issuers. An investment in the Fund could fluctuate in value more than an investment in a diversified fund. This risk is particularly pronounced for the Fund, which from time to time may own a very small number of positions, each of which is a relatively large portion of the Fund’s portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class A Shares for each full calendar year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index or indices. The Bloomberg Barclays Aggregate Bond Index shows how the Fund’s performance compares against the returns of similar investments.
As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. The Fund’s performance reflects applicable fee waivers and/or expense limitations in effect during the periods presented, without which returns would have been lower. Both the chart and the table assume the reinvestment of dividends and distributions. The bar chart does not reflect the deduction of applicable sales charges for Class A Shares. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. The returns of Class C and Class Z Shares would have substantially similar returns as Class A because the classes are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes have different expenses. Updated information on the Fund’s performance can be obtained by visiting https://highlandfunds.com/funds/ or by calling 1‑877‑665‑1287.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class A Shares for each full calendar year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index or indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1‑877‑665‑1287
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://highlandfunds.com/funds/
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart shows the performance of the Fund’s Class A shares as of December 31.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the deduction of applicable sales charges for Class A Shares. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The highest calendar quarter total return for Class A Shares of the Fund was 22.21% for the quarter ended June 30, 2020 and the lowest calendar quarter total return was ‑19.27% for the quarter ended September 30, 2021.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2021)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective October 15, 2021, the Fund’s investment adviser elected to change the secondary index from the Standard & Poor’s Healthcare Index to the Bloomberg Barclays Aggregate Bond Index as this index is more reflective of the Fund’s investment strategies.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. For example, after‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After‑tax returns in the table above are shown for Class A Shares only and after‑tax returns for other share classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, average annual return after taxes on distributions and sale of fund shares may be higher than the average annual return after taxes on distributions because of realized losses that would have been sustained upon the sale of fund shares immediately after the relevant periods.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After‑tax returns in the table above are shown for Class A Shares only and after‑tax returns for other share classes will vary. After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. For example, after‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑advantaged arrangements, such as 401(k) plans or individual retirement accounts.
In some cases, average annual return after taxes on distributions and sale of fund shares may be higher than the average annual return after taxes on distributions because of realized losses that would have been sustained upon the sale of fund shares immediately after the relevant periods. The calculations assume that an investor holds the shares in a taxable account, is in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.

NexPoint Event Driven Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management fee	rr_ManagementFeesOverAssets	1.00%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%	[2]
Dividend Expense on Short Sales	rr_Component1OtherExpensesOverAssets	0.28%	[2]
Remainder of Other Expense	rr_Component2OtherExpensesOverAssets	1.27%	[2]
Other Expenses	rr_OtherExpensesOverAssets	1.55%	[2],[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.93%	[2]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.77%)	[2],[4]
Total Annual Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.16%	[2]
1 Year	rr_ExpenseExampleYear01	$ 830
3 Years	rr_ExpenseExampleYear03	1,258
5 Years	rr_ExpenseExampleYear05	1,712
10 Years	rr_ExpenseExampleYear10	$ 2,962
2012	rr_AnnualReturn2012	(13.33%)
2013	rr_AnnualReturn2013	34.31%
2014	rr_AnnualReturn2014	16.72%
2015	rr_AnnualReturn2015	(6.74%)
2016	rr_AnnualReturn2016	(15.05%)
2017	rr_AnnualReturn2017	8.33%
2018	rr_AnnualReturn2018	12.40%
2019	rr_AnnualReturn2019	11.04%
2020	rr_AnnualReturn2020	14.97%
Annual Return 2021	rr_AnnualReturn2021	(17.59%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest calendar quarter total return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest calendar quarter total return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2021
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.27%)
1 Year	rr_AverageAnnualReturnYear01	(22.13%)
5 Years	rr_AverageAnnualReturnYear05	6.26%
10 Years	rr_AverageAnnualReturnYear10	3.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 05, 2008
NexPoint Event Driven Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[5]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management fee	rr_ManagementFeesOverAssets	1.00%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[2]
Dividend Expense on Short Sales	rr_Component1OtherExpensesOverAssets	0.28%	[2]
Remainder of Other Expense	rr_Component2OtherExpensesOverAssets	1.27%	[2]
Other Expenses	rr_OtherExpensesOverAssets	1.55%	[2],[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.58%	[2]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.77%)	[2],[4]
Total Annual Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.81%	[2]
1 Year	rr_ExpenseExampleYear01	$ 461
3 Years	rr_ExpenseExampleYear03	943
5 Years	rr_ExpenseExampleYear05	1,551
10 Years	rr_ExpenseExampleYear10	3,193
1 Year	rr_ExpenseExampleNoRedemptionYear01	361
3 Years	rr_ExpenseExampleNoRedemptionYear03	943
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,551
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,193
1 Year	rr_AverageAnnualReturnYear01	(18.12%)
5 Years	rr_AverageAnnualReturnYear05	5.58%
10 Years	rr_AverageAnnualReturnYear10	3.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 05, 2008
NexPoint Event Driven Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management fee	rr_ManagementFeesOverAssets	1.00%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Dividend Expense on Short Sales	rr_Component1OtherExpensesOverAssets	0.28%	[2]
Remainder of Other Expense	rr_Component2OtherExpensesOverAssets	1.27%	[2]
Other Expenses	rr_OtherExpensesOverAssets	1.55%	[2],[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.58%	[2]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.77%)	[2],[4]
Total Annual Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.81%	[2]
1 Year	rr_ExpenseExampleYear01	$ 261
3 Years	rr_ExpenseExampleYear03	644
5 Years	rr_ExpenseExampleYear05	1,051
10 Years	rr_ExpenseExampleYear10	$ 2,189
1 Year	rr_AverageAnnualReturnYear01	(17.31%)
5 Years	rr_AverageAnnualReturnYear05	6.65%
10 Years	rr_AverageAnnualReturnYear10	4.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 05, 2008
NexPoint Event Driven Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(22.13%)
5 Years	rr_AverageAnnualReturnYear05	5.03%
10 Years	rr_AverageAnnualReturnYear10	2.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 05, 2008
NexPoint Event Driven Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.86%)
5 Years	rr_AverageAnnualReturnYear05	3.93%
10 Years	rr_AverageAnnualReturnYear10	2.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 05, 2008
NexPoint Event Driven Fund | Standard & Poor’s 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	28.68%
5 Years	rr_AverageAnnualReturnYear05	18.44%
10 Years	rr_AverageAnnualReturnYear10	16.52%
NexPoint Event Driven Fund | Standard & Poor’s Healthcare Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.13%
5 Years	rr_AverageAnnualReturnYear05	17.56%
10 Years	rr_AverageAnnualReturnYear10	17.17%
NexPoint Event Driven Fund | Bloomberg Barclays Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.54%)	[6]
5 Years	rr_AverageAnnualReturnYear05	3.57%	[6]
10 Years	rr_AverageAnnualReturnYear10	2.90%	[6]

[1]
Class A Shares bought without an initial sales charge in accounts aggregating $500,000 or more at the time of purchase are subject to a 1.00% contingent deferred sales charge (“CDSC”) if the shares are sold within 18 months of purchase.

[2]
Total Annual Fund Operating Expenses differ from the ratios of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

[3]	Other Expenses have been restated from fiscal year amounts to reflect current fees and expenses.
[4]
Effective November 1, 2021, Highland Capital Management Fund Advisors, L.P. (”HCMFA” or the “Adviser”) has contractually agreed to limit the total annual operating expenses (exclusive of fees paid by the Fund pursuant to its distribution plan under Rule 12b‑1 under the Investment Company Act of 1940, as amended (the “1940 Act”), taxes, dividend expenses on short sales, interest payments, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses (collectively, the “Excluded Expenses”)) of the Fund to 1.50% of average daily net assets attributable to any class of the Fund (the “Expense Cap”). The Expense Cap will continue through at least January 31, 2023, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees. Under the expense limitation agreement, the Adviser may recoup waived and/or reimbursed amounts with respect to the Fund within thirty‑six months of the date such amounts were waived or reimbursed, provided the Fund’s total annual operating expenses, including such recoupment, do not exceed the Expense Cap in effect at the time of such waiver/reimbursement.

[5]	Class C Shares are subject to a 1% CDSC for redemptions of shares within one year of purchase. This CDSC does not apply to redemptions under a systematic withdrawal plan.
[6]
Effective October 15, 2021, the Fund’s investment adviser elected to change the secondary index from the Standard & Poor’s Healthcare Index to the Bloomberg Barclays Aggregate Bond Index as this index is more reflective of the Fund’s investment strategies.